Net Loss Per Share (Details) - Schedule of Dilutive Securities have been Excluded from the Calculation of Diluted Net Loss Per Share - shares		6 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Options and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants		1,302,800	1,282,800
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants	[1]		1,153,800
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants	[1]		2,212,800
Series BB Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants	[1]		242,400
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants	[1]		2,760,000
Series AA Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options and warrants	[1]		666,600

[1]	On March 22, 2023, the Series A, AA, B, BB and C convertible preferred stock were converted to common stock upon the resolution of the board of directors.